Item 1. Report to Shareholders

T. Rowe Price New America Growth Portfolio
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price New America Growth Portfolio
Certified Semiannual Report
(Unaudited)

                                For a share outstanding throughout each period
              ------------------------------------------------------------------
              6 Months        Year
                 Ended       Ended
               6/30/04    12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning
of period      $  17.55   $  12.99   $  18.12   $  20.91   $  26.18   $  24.74

Investment
activities
  Net investment
  income (loss)   (0.02)     (0.03)     (0.05)     (0.04)     (0.04)     (0.07)

  Net realized
  and unrealized
  gain (loss)      0.90       4.59      (5.08)     (2.44)     (2.64)      3.10

  Total from
  investment
  activities       0.88       4.56      (5.13)     (2.48)     (2.68)      3.03

Distributions
  Net realized
  gain             --         --         --        (0.31)     (2.59)     (1.59)

NET ASSET VALUE

End of
period         $  18.43   $  17.55   $  12.99   $  18.12   $  20.91   $  26.18
               -----------------------------------------------------------------

Ratios/
Supplemental Data

Total
return^           5.01%     35.10%   (28.31)%   (11.84)%   (10.62)%    12.75%

Ratio of total
expenses to
average net
assets            0.85%!     0.85%      0.85%      0.85%      0.85%      0.85%

Ratio of net
investment
income (loss)
to average
net assets      (0.24)%!   (0.20)%    (0.29)%    (0.20)%    (0.18)%    (0.30)%

Portfolio
turnover
rate              48.1%!     64.2%      62.7%      56.4%      89.2%      42.1%

Net assets,
end of
period (in
thousands)     $ 70,911   $ 70,847   $ 55,871   $ 90,282   $108,835   $125,974

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.



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Portfolio of Investments (1)
T. Rowe Price New America Growth Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

Common Stocks  98.0%

CONSUMER DISCRETIONARY  15.4%

Automobiles  2.0%

Harley-Davidson                                     22,900                1,419

                                                                          1,419

Hotels, Restaurants & Leisure  2.3%

International Game Technology                       33,200                1,281

PF Chang's China Bistro *                            8,400                  346

                                                                          1,627

Media  6.0%

EchoStar Communications
    Class A *                                       20,800                  640

Getty Images *                                      19,700                1,182

Liberty Media, Class A *                            72,100                  648

Scripps, Class A                                     9,500                  997

Viacom, Class B                                     22,201                  793

                                                                          4,260

Multiline Retail  1.7%

Family Dollar Stores                                39,100                1,190

                                                                          1,190

Specialty Retail  3.4%

PETsMART                                            35,300                1,145

Ross Stores                                         15,300                  409

Staples                                             29,700                  871

                                                                          2,425

Total Consumer Discretionary                                             10,921

CONSUMER STAPLES  2.9%

Food & Staples Retailing  2.9%

Sysco                                               26,650                  956

Wal-Mart                                            19,400                1,023

Whole Foods Market                                   1,100                  105

Total Consumer Staples                                                    2,084

ENERGY  5.3%

Energy Equipment & Services  5.3%

Baker Hughes                                        24,825                  935

Cooper Cameron *                                    13,000                  633

Diamond Offshore Drilling                           33,250                  792

Smith International *                               24,400                1,361

Total Energy                                                              3,721

FINANCIALS  11.2%

Capital Markets  5.4%

Eaton Vance                                          9,100                  348

Franklin Resources                                   8,400                  421

Goldman Sachs Group                                  8,750                  824

Investor's Financial Services                        6,800                  296

Lehman Brothers                                      6,100                  459

Morgan Stanley                                       8,100                  428

State Street                                        15,200                  745

Waddell & Reed Financial
    Class A                                         15,800                  349

                                                                          3,870

Consumer Finance  0.7%

SLM Corporation                                     12,600                  510

                                                                            510

Diversified Financial Services  1.8%

Citigroup                                           15,300                  711

Principal Financial Group                           16,000                  557

                                                                          1,268

Insurance  2.1%

American International Group                        14,500                1,034

Saint Paul Companies                                11,163                  452

                                                                          1,486

Real Estate  0.3%

St. Joe                                              4,800                  190

                                                                            190

Thrifts & Mortgage Finance  0.9%

Radian Group                                        13,300                  637

                                                                            637

Total Financials                                                          7,961

HEALTH CARE  17.0%

Biotechnology  3.8%

Amgen *                                             17,900                  977

Biogen Idec *                                        2,900                  183

Cephalon *                                           8,750                  473

Genentech *                                          1,200                   67

Genzyme *                                            2,200                  104

Gilead Sciences *                                    9,600                  643

Neurocrine Biosciences *                             2,700                  140

OSI Pharmaceuticals *                                1,500                  106

                                                                          2,693

Health Care Equipment & Supplies  3.8%

Biomet                                              10,600                  471

Boston Scientific *                                 11,800                  505

Dentsply International                               5,750                  299

Guidant                                              3,200                  179

Medtronic                                           23,600                1,150

Stryker                                              1,600                   88

                                                                          2,692

Health Care Providers & Services  4.9%

Anthem *                                             4,900                  439

Laboratory Corporation of
    America *                                       24,700                  981

Omnicare                                            17,200                  736

Quest Diagnostics                                    5,300                  450

UnitedHealth Group                                  13,300                  828

                                                                          3,434

Pharmaceuticals  4.5%

Eli Lilly                                            4,200                  294

Forest Laboratories *                               15,600                  883

IVAX *                                              19,500                  468

Johnson & Johnson                                    9,500                  529

Pfizer                                              30,500                1,046

                                                                          3,220

Total Health Care                                                        12,039

INDUSTRIALS & BUSINESS SERVICES  13.3%

Aerospace & Defense  1.6%

Lockheed Martin                                     22,700                1,182

                                                                          1,182

Air Freight & Logistics  4.0%

C.H. Robinson Worldwide                              3,900                  179

Expeditors International of
    Washington                                      14,300                  707

UPS, Class B                                        25,800                1,939

                                                                          2,825

Airlines  0.2%

Southwest Airlines                                   9,500                  159

                                                                            159

Commercial Services & Supplies  5.8%

Apollo Group, Class A *                              6,500                  574

ChoicePoint *                                       46,600                2,128

Consolidated Graphics *                              8,300                  365

Education Management *                              31,700                1,042

                                                                          4,109

Industrial Conglomerates  1.7%

GE                                                  36,600                1,186

                                                                          1,186

Total Industrials & Business Services                                     9,461

INFORMATION TECHNOLOGY  27.5%

Communications Equipment  2.8%

Cisco Systems *                                     57,150                1,355

Juniper Networks *                                   7,700                  189

QLogic *                                             8,400                  223

Research In Motion *                                 3,000                  205

                                                                          1,972

Computer & Peripherals  2.8%

Dell *                                              54,900                1,967

                                                                          1,967

Electronic Equipment & Instruments  1.3%

CDW                                                 14,200                  905

                                                                            905

Internet Software & Services  0.8%

InterActiveCorp *                                   19,028                  574

                                                                            574

IT Services  5.9%

Affiliated Computer Services
    Class A *                                       18,200                  963

Certegy                                             22,700                  881

First Data                                          14,800                  659

Fiserv *                                            18,700                  727

SunGard Data Systems *                              38,000                  988

                                                                          4,218

Semiconductor & Semiconductor Equipment  4.8%

Intel                                               23,600                  652

Intersil Holding, Class A                           41,700                  903

Maxim Integrated Products                            9,200                  482

Microchip Technology                                16,400                  517

Novellus Systems *                                  15,300                  481

Xilinx                                              10,700                  357

                                                                          3,392

Software  9.1%

Adobe Systems                                       12,100                  563

Cadence Design Systems *                            23,200                  339

Intuit *                                            28,600                1,103

Jack Henry & Associates                             30,600                  615

Mercury Interactive *                               16,450                  820

Microsoft                                           62,800                1,794

Red Hat *                                            7,600                  175

SAP ADR                                             19,900                  832

Symantec *                                           5,400                  236

                                                                          6,477

Total Information Technology                                             19,505

MATERIALS  0.5%

Metals & Mining  0.5%

Nucor                                                4,200                  322

Total Materials                                                             322

TELECOMMUNICATION SERVICES  2.8%

Wireless Telecommunication Services  2.8%

Nextel Communications
    Class A *                                       28,700                  765

Vodafone ADR                                        28,800                  636

Western Wireless, Class A *                         20,500                  593

Total Telecommunication Services                                          1,994

Total Miscellaneous Common Stocks  2.1%                                   1,488

Total Common Stocks (Cost  $55,054)                                      69,496

Short-Term Investments  2.1%

Money Market Fund  2.1%

T. Rowe Price Reserve Investment
    Fund, 1.16% #                                1,476,514                1,477

Total Short-Term Investments
(Cost  $1,477)                                                            1,477

Total Investments in Securities
100.1% of Net Assets (Cost $56,531)                                     $70,973
                                                                        -------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price New America Growth Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value ($56,531)                           $70,973
Other assets                                                                292
Total assets                                                             71,265

Liabilities

Total liabilities                                                           354

NET ASSETS                                                 $             70,911
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                (83)

Undistributed net realized gain (loss)                                  (12,214)

Net unrealized gain (loss)                                               14,442

Paid-in-capital applicable to 3,847,290 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       68,766

NET ASSETS                                                 $             70,911
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              18.43
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price New America Growth Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

  Dividend income                                          $                215

  Investment management and administrative expense                          298

Net investment income (loss)                                                (83)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                    4,685

Change in net unrealized gain (loss) on securities                       (1,105)

Net realized and unrealized gain (loss)                                   3,580

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              3,497
                                                           --------------------

The accompanying notes are an integral part of these financial statements.


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Statement of Changes in Net Assets
T. Rowe Price New America Growth Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           (83)     $          (122)

  Net realized gain (loss)                           4,685                  572

  Change in net unrealized gain (loss)              (1,105)              17,485

  Increase (decrease) in net assets
  from operations                                    3,497               17,935

Capital share transactions *
  Shares sold                                        4,433               11,585

  Shares redeemed                                   (7,866)             (14,544)

  Increase (decrease) in net assets from capital
  share transactions                                (3,433)              (2,959)

Net Assets

Increase (decrease) during period                       64               14,976

Beginning of period                                 70,847               55,871

End of period                              $        70,911      $        70,847
                                           -------------------------------------

(Including undistributed net investment
income (loss) of $(83) at 6/30/04 and $0
at 12/31/03)

*Share information
  Shares sold                                          245                  774

  Shares redeemed                                     (436)              (1,036)

  Increase (decrease) in shares outstanding           (191)                (262)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price New America Growth Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on March 31, 1994. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $16,793,000 and $20,431,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $16,899,000 of unused capital loss carryforwards, of which $7,026,000 expire in 2009, $9,662,000 expire in 2010, and $211,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $56,531,000. Net unrealized gain aggregated $14,442,000 at period-end, of which $15,579,000 related to appreciated investments and $1,137,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.85% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $70,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $4,000.

T. Rowe Price New America Growth Portfolio
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price New America Growth Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Equity Series, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004